Filed pursuant to Rule 497(e)
1933 Act File No. 333-187583
1940 Act File No. 811-22818

THE MERGER FUND
WCM ALTERNATIVES: EVENT-DRIVEN FUND
100 SUMMIT LAKE DRIVE
VALHALLA, NEW YORK 10595

SUPPLEMENT DATED MARCH 4, 2019
TO PROSPECTUS DATED MAY 1, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Change in Principal Underwriter

Compass Distributors, LLC has replaced Quasar Distributors, LLC as each Fund’s principal underwriter. Accordingly, all references in the Prospectus to “Quasar Distributors, LLC” and “Quasar” are hereby deleted and replaced with references to “Compass Distributors, LLC” and “Compass,” respectively, and all references in the Prospectus to the “distributor”  or “underwriter” are deemed to be references to Compass Distributors, LLC (“Compass”). Compass is a subsidiary of Foreside Financial Group, LLC. Compass’ address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Securities Lending Activities of WCM Alternatives: Event-Driven Fund

The following is hereby added as a new sentence to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Fund Summaries”:

WCM Alternatives: Event-Driven Fund may also loan portfolio securities to earn income.

The following is hereby added as a new paragraph to the section of the Prospectus entitled “Principal Investment Policies”:

WCM Alternatives: Event-Driven Fund may also loan portfolio securities to earn income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.